Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
Intangible assets as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	59,339	—	(1,912)	(22,252)		(1,715)	33,460
Software	134,639	15,309	—	(85,550)		(4,033)	60,365
Trademark	27	—	—	(19)		(1)	7
Distribution rights (*)	5,845,516	—	—	(1,739,537)	(4,070,331)	(35,648)	—

Total	6,039,521	15,309	(1,912)	(1,847,358)	(4,070,331)	(41,397)	93,832

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Addition from acquisition		Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	94,276	—		(28,793)	—	(6,144)	59,339
Software	251,108	—		(99,561)	—	(16,908)	134,639
Trademark	399	—		(341)	—	(31)	27
Distribution rights (*)	3,903,251	3,540,675	(*)	(1,309,611)	—	(288,799)	5,845,516

Total	4,249,034	3,540,675		(1,438,306)	—	(311,882)	6,039,521

(*)	Distribution rights added from consolidation of G-Smatt America

Distribution Rights
Captivision Korea
On July 31, 2015, Captivision Korea granted exclusive distribution rights for Captivision Korea’s products for 10 years to
G-SMATT
Global, a former related party of Captivision Korea. Captivision Korea received USD 8,571,404 from
G-SMATT
Global as consideration for granting exclusive distribution rights. Per the agreement, if
G-SMATT
Global regrants this distribution rights to another party, Captivision Korea is subject to receive 50% of the consideration received from another party for regranting the distribution rights.
On March 7, 2019, the agreement between Captivision Korea and
G-SMATT
Global was amended so that Captivision Korea can distribute the Company’s products. As a result, Captivision Korea acquired 50% of the consideration received from
G-SMATT
Global in connection with the original agreement made on July 31, 2015, for this distribution right as intangible assets. The amount paid to
G-SMAAT
is being amortized by the Company using the straight-line method over the remaining period of the original contract term.
In 2022, the Company received a valuation on USD 1,593,310 of Captivision Korea’s distribution right by third party, and it was concluded that the recoverable amount exceeded the book balance as of December 31, 2022. However, after 2022, the management held an internal discussion and determined that there is no foreseeable potential for future benefits from this asset. Consequently, management decided to write off the remaining balance of the exclusive distribution rights as of December 31, 2023, following an assessment that determined its value-in-use
to be zero.
G-SMATT
America
On June 15, 2016, exclusive distribution and license agreement was made for 10 years between
G-SMATT
Global, a former related party of Captivision Korea, and
G-SMATT
America. Per the agreement, in consideration for the exclusive territorial distribution rights and license granted to,
G-SMATT
America paid a
one-off,
non-refundable
royalty fee of USD 8,571,404. Per the exclusive distribution right agreement made between Captivision Korea and
G-SMATT
Global, though, 50% of the consideration received when regranting the exclusive distribution right to another party should be paid to Captivision Korea. Accordingly, 50% of the consideration received from
G-SMATT
America was paid to Captivision Korea by
G-SMATT
Global after finalizing the exclusive distribution contract with
G-SMATT
America.
In 2022, the Company received a valuation on USD 3,120,320 of
G-SMATT
America’s distribution right by third party, and it was concluded that the recoverable amount exceeded the book balance as of December 31, 2022. However, since this assessment, management held internal discussion and determined that there’s no foreseeable potential for future benefits from this asset. Consequently, management decided to write off the remaining balance of the exclusive distribution rights as of December 31, 2023, following an assessment that determined its value-in-use
to be zero.
G-SMATT
Europe
On March 27, 2017,
G-SMATT
Global and
G-SMATT
Europe made exclusive distribution and license agreements for an initial term of 10 years. For the exclusive territorial distribution rights and license granted,
G-SMATT
Europe paid USD 2,762,760, and it is being amortized using the straight-line method over a useful life of 10 years. As in the case when exclusive distribution contract made with
G-SMATT
America, 50% of the consideration received from
G-SMATT
Europe was paid by
G-SMATT
Global to Captivision Korea, accordingly.

In 2022, the Company received a valuation on USD 1,131,886 of
G-SMATT
Europe’s distribution right by a third party, and it was concluded that the recoverable amount exceeded the book balance as of December 31, 2022. However, since this assessment, management held internal discussions and determined that there’s no foreseeable potential for future benefits from this asset.
Consequently
, management decided to write off the remaining balance of the exclusive distribution rights as of December 31, 2023, following an assessment that determined its value-in-use
to be zero.